General information	12 Months Ended
Dec. 31, 2025
Disclosure of General Information About Financial Statements [Abstract]
General information	General information
Adecoagro S.A. (the “Company” or “Adecoagro”) is a société anonyme (stock corporation) organized under the laws of the Grand Duchy of Luxembourg. Adecoagro is a holding company primarily engaged through its operating subsidiaries in agricultural and agro-industrial activities. The Company and its operating subsidiaries are collectively referred to hereinafter as the “Group.” The ultimate parent Company is Tether Holdings S.A., which has an 74.3% of the Outstanding shares of the Company

As further described in Note 21, on December 18, 2025, the Group completed the acquisition of Profertil S.A. As a result of this acquisition, Profertil S.A. has been consolidated from the acquisition date through December 31, 2025, and the Group’s consolidated statement of income therefore includes Profertil statement of income for 13 days. In the same manner, the Group’s consolidated financial position as of December 31, 2025 reflects the addition of Profertil’s assets and liabilities, and therefore the Group’s net assets at December 31, 2025 are not directly comparable to those as of December 31, 2024. Accordingly, the consolidated financial statements should be read in light of these circumstances and the related disclosure in Note 21.

The Group’s activities are carried out through three major lines of business, namely, Sugar, Ethanol and Energy, Fertilizers and Farming. The Farming line of business is further comprised of three reportable segments, which are described in detail in Note 3 to these Consolidated Financial Statements.

Adecoagro is a Public Company listed in the New York Stock Exchange (NYSE) as a foreign registered company under the ticker symbol of AGRO.

These Consolidated Financial Statements have been approved for issue by the Board of Directors on March 13, 2026.